Property, plant and equipment (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2025 USD ($)	Jun. 30, 2025 USD ($) item	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Property, plant and equipment
Property, plant and equipment			$ 2,410,940	$ 2,483,140
Proceeds from sale of vessels		$ 65,049
Gain on disposal of vessels		$ 32,051
BW Cedar
Property, plant and equipment
Proceeds from sale of vessels	$ 65,000
Gain on disposal of vessels	$ 32,100
Property, plant and equipment | Vessels
Property, plant and equipment
Property, plant and equipment			2,239,650	2,310,061
Pledged as security on borrowings			1,388,000	1,423,000
Property, plant and equipment | Dry docking
Property, plant and equipment
Property, plant and equipment			69,550	55,904
Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment			456	433
Right-of-use assets
Property, plant and equipment
Property, plant and equipment			101,284	116,742
Number of vessels delivered following exercise of purchase options | item		2
Cost
Property, plant and equipment
Property, plant and equipment			3,468,556	3,440,918
Cost | Property, plant and equipment | Vessels
Property, plant and equipment
Property, plant and equipment			2,994,895	2,994,896
Cost | Property, plant and equipment | Dry docking
Property, plant and equipment
Property, plant and equipment			94,327	91,345
Cost | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment			1,414	1,251
Cost | Right-of-use assets
Property, plant and equipment
Property, plant and equipment			377,920	353,426
Derecognition of right-of-use assets		$ (138,500)
Accumulated depreciation and impairment charge
Property, plant and equipment
Property, plant and equipment			(1,057,616)	(957,778)
Accumulated depreciation and impairment charge | Property, plant and equipment | Vessels
Property, plant and equipment
Property, plant and equipment			(755,245)	(684,835)
Accumulated depreciation and impairment charge | Property, plant and equipment | Dry docking
Property, plant and equipment
Property, plant and equipment			(24,777)	(35,441)
Accumulated depreciation and impairment charge | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment			(958)	(818)
Accumulated depreciation and impairment charge | Right-of-use assets
Property, plant and equipment
Property, plant and equipment			$ (276,636)	$ (236,684)
Derecognition of right-of-use assets		$ 138,500